As filed with the Securities and Exchange Commission on September 2, 2011

SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_|

Post Effective Amendment No. 96	|X|

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 98
|X|

(Check appropriate box or boxes)

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Address of Principa lExecutive Offices)

(630) 505-3700
 Registrant's Telephone Number

KEVIN M. ROBINSON, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
2455 CORPORATE WEST DRIVE
LISLE, ILLINOIS 60532
(Name and Address of Agent for Service)

Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

X	ON SEPTEMBER 9, 2011 PURSUANT TO PARAGRAPH (B) OF RULE 485.

60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

    The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 77 to its Registration Statement until September 9, 2011. Parts A, B and C of Registrant's Post-Effective Amendment No.77 under the Securities Act of 1933 and Amendment No.79 under the Investment Company Act of 1940, filed on February 9, 2011 are incorporated by reference herein.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 2nd day of September, 2011.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*		September 2, 2011
Randall C. Barnes	Trustee

*		September 2, 2011
Roman Friedrich III	Trustee

*		September 2, 2011
Robert B. Karn III	Trustee

*		September 2, 2011
Ronald A. Nyberg	Trustee

*		September 2, 2011
Ronald E. Toupin, Jr.	Trustee

/s/ John L. Sullivan	Treasurer, Chief Financial	September 2, 2011
John L. Sullivan	Officer and Chief
Accounting Officer

*/s/ Kevin M. Robinson		September 2, 2011
Kevin M. Robinson
Attorney-In-Fact, pursuant to power of attorney